Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Revenue	$ 2,532,499	$ 4,803
Operating expenses:
Direct costs and expenses	1,740,884	467
Research and development	1,467,936	1,378,624
Clinical development	256,661	145,546
Selling, general and administrative	6,790,654	2,481,042
Depreciation and amortization	249,592	10,182
Total operating expenses	10,505,727	4,015,861
Loss from operations	(7,973,228)	(4,011,058)
Other income (expense):
Interest income	122,131	46,708
Interest expense	(37,125)	(2,532,640)
Other Income	3,325
Other Expense	(31,121)
Gain on extinguishment of debt		212,258
Fair value adjustments on convertible notes payable		(1,866,922)
Loss before income taxes	(7,916,018)	(8,151,654)
Income tax expense	(20,993)	(2,459)
Net loss	$ (7,937,011)	$ (8,154,113)
Net loss per common share, basic	$ (0.91)	$ (1.81)
Net loss per common share, diluted	$ (0.91)	$ (1.81)
Weighted average common shares outstanding, basic	8,747,509	4,498,964
Weighted average common shares outstanding, diluted	8,747,509	4,498,964